Convertible notes (Schedule of Interest Relating to KKR Notes and GM Notes) (Details) In Thousands, unless otherwise specified	3 Months Ended			6 Months Ended			3 Months Ended			6 Months Ended			3 Months Ended			6 Months Ended
	Sep. 30, 2013 USD ($)	Sep. 30, 2013 CNY	Sep. 30, 2012 CNY	Sep. 30, 2013 USD ($)	Sep. 30, 2013 CNY	Sep. 30, 2012 CNY	Sep. 30, 2013 KKR Notes [Member] USD ($)	Sep. 30, 2013 KKR Notes [Member] CNY	Sep. 30, 2012 KKR Notes [Member] CNY	Sep. 30, 2013 KKR Notes [Member] USD ($)	Sep. 30, 2013 KKR Notes [Member] CNY	Sep. 30, 2012 KKR Notes [Member] CNY	Sep. 30, 2013 GMHL Notes [Member] USD ($)	Sep. 30, 2013 GMHL Notes [Member] CNY	Sep. 30, 2012 GMHL Notes [Member] CNY	Sep. 30, 2013 GMHL Notes [Member] USD ($)	Sep. 30, 2013 GMHL Notes [Member] CNY	Sep. 30, 2012 GMHL Notes [Member] CNY
Debt Instrument [Line Items]
Notes interest incurred							$ 1,992	12,190	12,512	$ 3,974	24,320	21,337	$ 1,552	9,496		$ 3,076	18,827
Amortization of debt issuance costs	149	912	767	297	1,819	1,225
Convertible Notes Interest Cost Capitalization	(1,078)	(6,600)		(2,417)	(14,789)
Total	$ 2,615	15,998	13,279	$ 4,930	30,177	22,562